JPMorgan SmartRetirement® Blend Income Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 39.5%
Fixed Income — 18.2%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	9,486	65,267
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	58	327
JPMorgan High Yield Fund Class R6 Shares (a)	7,954	48,918
Total Fixed Income		114,512
International Equity — 1.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	678	10,132
U.S. Equity — 19.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,923	123,675
Total Investment Companies (Cost $228,054)		248,319
Exchange-Traded Funds — 31.9%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	65	5,043
Fixed Income — 13.3%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,370	60,599
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	9	367
JPMorgan Inflation Managed Bond ETF (a)	506	22,879
Total Fixed Income		83,845
International Equity — 12.7%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	214	9,933
JPMorgan BetaBuilders International Equity ETF (a)	1,341	69,874
Total International Equity		79,807
U.S. Equity — 5.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	232	17,488
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	277	14,792
Total U.S. Equity		32,280
Total Exchange-Traded Funds (Cost $200,822)		200,975
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 6.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	529	304
1.13%, 8/15/2040	4,644	2,640
1.75%, 8/15/2041	535	333
2.38%, 2/15/2042	1,140	788
3.25%, 5/15/2042	845	673
3.38%, 8/15/2042	1,600	1,296
3.88%, 2/15/2043	2,050	1,784
3.88%, 5/15/2043	110	96
1.38%, 8/15/2050	4,630	2,259
1.63%, 11/15/2050	1,505	788
1.88%, 2/15/2051	342	192

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.25%, 2/15/2052	1,114	684
3.00%, 8/15/2052	422	308
3.63%, 2/15/2053	1,310	1,083
U.S. Treasury Notes
0.88%, 1/31/2024 (b)	1,684	1,659
3.88%, 3/31/2025	780	764
3.50%, 9/15/2025	116	113
4.00%, 12/15/2025	400	392
4.00%, 2/15/2026	210	206
4.63%, 3/15/2026	1,800	1,787
1.88%, 2/28/2027	805	733
3.13%, 8/31/2027	2,445	2,308
3.88%, 12/31/2027	405	393
0.75%, 1/31/2028	685	581
3.63%, 3/31/2028	6,705	6,428
1.88%, 2/28/2029	1,724	1,497
2.88%, 4/30/2029	2,752	2,513
3.13%, 8/31/2029	2,165	1,995
3.63%, 3/31/2030	1,195	1,127
3.50%, 2/15/2033	2,145	1,968
3.88%, 8/15/2033	590	557
U.S. Treasury STRIPS Bonds
1.04%, 8/15/2026 (c)	1,015	885
1.16%, 5/15/2027 (c)	1,035	873
Total U.S. Treasury Obligations (Cost $46,735)		40,007
Corporate Bonds — 5.9%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.50%, 3/1/2025	85	81
2.75%, 2/1/2026	21	19
2.20%, 2/4/2026	15	14
2.70%, 2/1/2027	765	693
3.45%, 11/1/2028	63	57
L3Harris Technologies, Inc. 5.40%, 7/31/2033	78	75
Northrop Grumman Corp.
5.15%, 5/1/2040	95	87
3.85%, 4/15/2045	80	59
RTX Corp.
2.25%, 7/1/2030	143	115
5.15%, 2/27/2033	51	48
3.75%, 11/1/2046	130	92
		1,340
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	150	153

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
Hyundai Capital America
1.30%, 1/8/2026 (d)	40	36
5.65%, 6/26/2026 (d)	340	337
		526
Banks — 1.5%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	200	200
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (d)	200	196
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	175
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	199	180
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	77	75
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	80	71
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	105	99
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	160	154
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	170	168
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	500	394
(SOFR + 1.91%), 5.29%, 4/25/2034 (e)	180	168
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	110	107
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	200	175
Bank of Montreal (Canada)
5.30%, 6/5/2026	90	89
5.72%, 9/25/2028	110	109
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	90	85
Banque Federative du Credit Mutuel SA (France) 5.90%, 7/13/2026 (d)	200	199
Barclays plc (United Kingdom)
4.34%, 1/10/2028	200	186
(SOFR + 2.98%), 6.22%, 5/9/2034 (e)	200	190
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	300	272
(SOFR + 1.73%), 3.12%, 10/19/2032 (d) (e)	250	186
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	125	115
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	410	324
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (d) (f)	250	160
Credit Agricole SA (France)
4.38%, 3/17/2025 (d)	200	193
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	250	223
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (d)	200	198
HSBC Holdings plc (United Kingdom) (SOFR + 1.73%), 2.01%, 9/22/2028 (e)	745	632
ING Groep NV (Netherlands) (SOFR + 1.56%), 6.08%, 9/11/2027 (e)	200	199
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (d)	200	194
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	200	178
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	270	239

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (e)	235	232
NatWest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (e)	200	187
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	85	77
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	200	181
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	400	402
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	200	175
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	400	384
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	245	185
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	200	197
5.71%, 1/13/2030	200	196
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	155	154
5.52%, 7/17/2028	55	54
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	65	64
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	45	40
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	177
Wells Fargo & Co.
4.30%, 7/22/2027	580	547
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	110	107
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	35	33
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	110	86
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (f)	15	9
3.13%, 11/18/2041 (f)	80	49
		9,669
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	95	75
Biotechnology — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	251	222
4.05%, 11/21/2039	200	164
4.25%, 11/21/2049	75	59
Amgen, Inc.
5.25%, 3/2/2033	85	81
3.00%, 1/15/2052	200	121
Gilead Sciences, Inc. 2.60%, 10/1/2040	108	71
		718
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	190	147
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	87	67

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 0.6%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	113	70
Credit Suisse AG (Switzerland) 1.25%, 8/7/2026	250	218
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (e)	450	407
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	688	663
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	440	392
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (d)	240	240
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	185	166
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	100	76
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	180	173
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	135	130
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	25	24
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	380	291
Nasdaq, Inc. 5.55%, 2/15/2034	35	33
Nomura Holdings, Inc. (Japan) 6.07%, 7/12/2028	200	198
S&P Global, Inc.
2.70%, 3/1/2029	111	97
4.25%, 5/1/2029	130	123
UBS Group AG (Switzerland) 4.28%, 1/9/2028 (d)	500	460
		3,761
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	84	79
EIDP, Inc.
4.50%, 5/15/2026	89	87
4.80%, 5/15/2033	95	88
LYB International Finance III LLC 1.25%, 10/1/2025	52	47
		301
Commercial Services & Supplies — 0.0% ^
Republic Services, Inc. 5.00%, 4/1/2034	30	28
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	150	148
6.50%, 7/15/2025	150	150
2.45%, 10/29/2026	450	403
6.10%, 1/15/2027	150	149
3.00%, 10/29/2028	150	129
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (d)	78	74
5.50%, 1/15/2026 (d)	290	281
2.13%, 2/21/2026 (d)	60	54
4.25%, 4/15/2026 (d)	10	10
2.53%, 11/18/2027 (d)	383	323

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (e)	85	62
General Motors Financial Co., Inc. 3.80%, 4/7/2025	100	96
		1,879
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc.
1.80%, 2/10/2031 (d)	100	76
2.50%, 2/10/2041 (d)	50	31
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (d)	115	76
3.63%, 5/13/2051 (d)	125	77
		260
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	99	88
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	40	31
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	146	107
WP Carey, Inc. 2.40%, 2/1/2031	71	55
		162
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	70	56
5.40%, 2/15/2034	50	47
3.50%, 6/1/2041	227	158
3.55%, 9/15/2055	152	93
Sprint Capital Corp. 6.88%, 11/15/2028	40	41
Verizon Communications, Inc.
5.05%, 5/9/2033	145	135
2.65%, 11/20/2040	79	50
		580
Electric Utilities — 0.6%
Baltimore Gas and Electric Co. 5.40%, 6/1/2053	110	101
Duke Energy Corp. 6.10%, 9/15/2053	90	87
Duke Energy Florida LLC 5.95%, 11/15/2052	82	81
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	43	27
Edison International 5.75%, 6/15/2027	70	69
Emera US Finance LP (Canada) 4.75%, 6/15/2046	92	68
Entergy Arkansas LLC 2.65%, 6/15/2051	36	20
Entergy Louisiana LLC
4.00%, 3/15/2033	67	58
2.90%, 3/15/2051	20	12
Entergy Mississippi LLC 5.00%, 9/1/2033	130	122
Evergy Metro, Inc. 4.95%, 4/15/2033	114	107
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	95	92

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Evergy, Inc. 2.90%, 9/15/2029	175	150
Eversource Energy 5.13%, 5/15/2033	85	79
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	345	313
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	80	63
Fortis, Inc. (Canada) 3.06%, 10/4/2026	110	101
ITC Holdings Corp. 2.95%, 5/14/2030 (d)	53	44
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (d)	78	75
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	34	23
MidAmerican Energy Co. 5.85%, 9/15/2054	50	49
Monongahela Power Co. 5.85%, 2/15/2034 (d)	40	39
Nevada Power Co. 6.00%, 3/15/2054	40	39
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	111	64
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	160	160
Northern States Power Co. 5.10%, 5/15/2053	130	116
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	40	36
2.45%, 12/2/2027 (d)	165	140
Ohio Power Co. 5.00%, 6/1/2033	95	89
Pacific Gas and Electric Co.
3.45%, 7/1/2025	75	71
2.95%, 3/1/2026	137	126
6.40%, 6/15/2033	90	87
3.75%, 8/15/2042 (g)	41	26
4.30%, 3/15/2045	25	17
PacifiCorp
4.15%, 2/15/2050	53	37
5.50%, 5/15/2054	3	3
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	85	80
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	50	45
Series A-5, 5.10%, 6/1/2052	45	40
Public Service Co. of Oklahoma 5.25%, 1/15/2033	80	76
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	75	70
Sierra Pacific Power Co. 5.90%, 3/15/2054 (d)	70	67
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	67	64
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	70
5.85%, 11/1/2027	98	99
Series C, 4.13%, 3/1/2048	54	40
5.88%, 12/1/2053	53	50
Southern Co. (The) 5.70%, 3/15/2034	50	49
Union Electric Co. 3.90%, 4/1/2052	68	50
Vistra Operations Co. LLC 4.88%, 5/13/2024 (d)	141	139
		3,730
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	124	116

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.85%, 4/5/2029	40	36
Global Payments, Inc. 3.20%, 8/15/2029	139	118
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	86	56
		210
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	64	52
JBS USA LUX SA 6.75%, 3/15/2034 (d)	100	97
Kellogg Co. 5.25%, 3/1/2033	65	62
Kraft Heinz Foods Co.
4.63%, 10/1/2039	85	72
4.38%, 6/1/2046	47	36
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	179	137
		456
Gas Utilities — 0.1%
Atmos Energy Corp. 2.85%, 2/15/2052	85	51
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	174	134
Southern California Gas Co. 6.35%, 11/15/2052	125	128
		313
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	72	60
CSX Corp. 3.80%, 11/1/2046	93	68
Norfolk Southern Corp. 3.05%, 5/15/2050	90	56
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	90	89
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	200	178
Union Pacific Corp. 3.55%, 8/15/2039	121	93
		544
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	27	23
DH Europe Finance II SARL 3.25%, 11/15/2039	46	35
		58
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	50	44
Banner Health 1.90%, 1/1/2031	100	78
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	65	41
CommonSpirit Health
1.55%, 10/1/2025	30	27
2.78%, 10/1/2030	65	53
3.91%, 10/1/2050	25	18
Elevance Health, Inc. 2.25%, 5/15/2030	168	137
HCA, Inc.
5.25%, 6/15/2026	378	370
5.50%, 6/1/2033	150	142
5.50%, 6/15/2047	60	51
3.50%, 7/15/2051	52	32
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	70	47

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
MultiCare Health System 2.80%, 8/15/2050	46	26
MyMichigan Health Series 2020, 3.41%, 6/1/2050	15	10
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	55	33
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	85	50
UnitedHealth Group, Inc. 5.88%, 2/15/2053	40	40
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	160	92
		1,291
Health Care REITs — 0.1%
Healthcare Realty Holdings LP 2.00%, 3/15/2031	166	124
Healthpeak OP LLC 2.13%, 12/1/2028	121	102
Physicians Realty LP 2.63%, 11/1/2031	45	34
Sabra Health Care LP 3.20%, 12/1/2031	80	60
		320
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp.
4.80%, 2/15/2033	100	94
3.35%, 3/12/2050	86	57
		151
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	69	67
Southern Power Co. 5.15%, 9/15/2041	115	99
		166
Insurance — 0.2%
Athene Global Funding
2.75%, 6/25/2024 (d)	134	130
1.45%, 1/8/2026 (d)	205	183
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	65	49
Brown & Brown, Inc. 2.38%, 3/15/2031	168	130
Corebridge Global Funding 5.90%, 9/19/2028 (d)	70	70
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	136	81
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (d)	90	88
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (d)	100	99
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	188	130
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (d)	75	63
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	40	30
3.30%, 5/15/2050 (d)	169	107
		1,160
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	90	85

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.0% ^
Otis Worldwide Corp.
5.25%, 8/16/2028	100	98
3.11%, 2/15/2040	115	82
		180
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	42
3.50%, 6/1/2041	50	32
3.50%, 3/1/2042	30	18
3.70%, 4/1/2051	174	101
Comcast Corp.
3.25%, 11/1/2039	149	109
2.80%, 1/15/2051	204	119
5.35%, 5/15/2053	230	210
Discovery Communications LLC 3.63%, 5/15/2030	74	63
		694
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (d)	200	195
BHP Billiton Finance USA Ltd. (Australia) 5.25%, 9/8/2030	130	127
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (d)	100	97
2.50%, 9/1/2030 (d)	158	125
Steel Dynamics, Inc. 1.65%, 10/15/2027	122	104
		648
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	78	45
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	70	70
Consumers Energy Co. 3.25%, 8/15/2046	34	23
DTE Energy Co. 4.88%, 6/1/2028	100	97
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	50	49
		284
Office REITs — 0.0% ^
Corporate Office Properties LP 2.75%, 4/15/2031	113	85
Oil, Gas & Consumable Fuels — 0.3%
Boardwalk Pipelines LP 4.45%, 7/15/2027	85	80
BP Capital Markets America, Inc. 2.77%, 11/10/2050	77	45
Coterra Energy, Inc. 3.90%, 5/15/2027	65	61
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	60	58
Energy Transfer LP
4.40%, 3/15/2027	175	166
5.00%, 5/15/2044 (g)	210	164
Enterprise Products Operating LLC 4.45%, 2/15/2043	100	82
Exxon Mobil Corp. 3.00%, 8/16/2039	265	193
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	75	58

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.32%, 12/30/2039 (d)	55	38
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	245	226
3.45%, 10/15/2027 (d)	130	115
HF Sinclair Corp. 5.88%, 4/1/2026	49	49
MPLX LP 4.50%, 4/15/2038	86	70
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	80	64
Phillips 66 Co.
3.55%, 10/1/2026	85	80
5.30%, 6/30/2033	60	57
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	175	122
		1,728
Personal Care Products — 0.1%
Haleon US Capital LLC 3.38%, 3/24/2029	250	224
Kenvue, Inc. 5.20%, 3/22/2063 (d)	80	72
		296
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	20	22
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	90	75
Merck & Co., Inc.
2.35%, 6/24/2040	133	87
5.00%, 5/17/2053	15	14
5.15%, 5/17/2063	10	9
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	60	57
5.30%, 5/19/2053	145	135
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	200	126
Viatris, Inc.
3.85%, 6/22/2040	111	72
4.00%, 6/22/2050	63	38
Zoetis, Inc. 5.60%, 11/16/2032	98	97
		732
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	60	60
Residential REITs — 0.0% ^
UDR, Inc.
2.10%, 8/1/2032	167	121
1.90%, 3/15/2033	40	28
		149
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	70	59
2.50%, 8/16/2031	40	30
NNN REIT, Inc. 5.60%, 10/15/2033	50	47

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
Realty Income Corp. 1.80%, 3/15/2033	115	81
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	272	258
		475
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	85	57
Broadcom, Inc.
1.95%, 2/15/2028 (d)	210	179
3.19%, 11/15/2036 (d)	87	62
Intel Corp.
5.63%, 2/10/2043	25	24
5.70%, 2/10/2053	45	42
KLA Corp. 3.30%, 3/1/2050	172	114
NXP BV (China)
5.00%, 1/15/2033	50	46
3.25%, 5/11/2041	135	91
Texas Instruments, Inc. 5.05%, 5/18/2063	75	67
		682
Software — 0.1%
Intuit, Inc. 5.50%, 9/15/2053	30	29
Oracle Corp.
3.80%, 11/15/2037	310	236
5.55%, 2/6/2053	60	52
VMware, Inc.
1.40%, 8/15/2026	154	136
4.70%, 5/15/2030	143	132
		585
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	65	54
1.88%, 10/15/2030	421	319
Equinix, Inc. 2.90%, 11/18/2026	122	112
Extra Space Storage LP 2.40%, 10/15/2031	110	84
		569
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 4.95%, 9/15/2052	51	46
Lowe's Cos., Inc. 3.70%, 4/15/2046	228	158
		204
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	160	121
2.70%, 8/5/2051	120	73
Dell International LLC 6.20%, 7/15/2030	370	373
		567

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	145	110
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	168	142
4.39%, 8/15/2037	110	84
3.73%, 9/25/2040	143	96
		432
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	175	166
2.88%, 1/15/2026	90	84
1.88%, 8/15/2026	245	218
		468
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	55	40
Sprint LLC 7.63%, 3/1/2026	28	29
T-Mobile USA, Inc.
2.55%, 2/15/2031	250	199
5.05%, 7/15/2033	100	93
		361
Total Corporate Bonds (Cost $43,731)		37,431
Mortgage-Backed Securities — 5.7%
FHLMC Gold Pools, Other
Pool # WA4424, 4.40%, 12/1/2027	581	561
Pool # WN1157, 1.80%, 11/1/2028	495	420
Pool # WA1626, 3.45%, 8/1/2032	394	346
Pool # WN3225, 3.80%, 10/1/2034	250	218
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	210	186
Pool # QB4026, 2.50%, 10/1/2050	579	467
Pool # QB4045, 2.50%, 10/1/2050	364	291
Pool # QB4484, 2.50%, 10/1/2050	210	170
Pool # QB4542, 2.50%, 10/1/2050	217	175
Pool # RA4224, 3.00%, 11/1/2050	107	89
Pool # QB8503, 2.50%, 2/1/2051	326	261
Pool # QC4789, 3.00%, 7/1/2051	223	186
Pool # QD5778, 3.00%, 1/1/2052	251	208
Pool # QE1637, 4.00%, 5/1/2052	107	96
Pool # QE1832, 4.50%, 5/1/2052	118	110
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	282	276
Pool # FM3118, 3.00%, 5/1/2050	172	145
Pool # CA6635, 2.50%, 8/1/2050	189	153
Pool # BQ2894, 3.00%, 9/1/2050	317	266
Pool # BQ3996, 2.50%, 10/1/2050	209	168

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ5243, 3.50%, 10/1/2050	117	102
Pool # CA7398, 3.50%, 10/1/2050	303	265
Pool # CA8637, 4.00%, 1/1/2051	711	644
Pool # BU3079, 3.00%, 1/1/2052	165	137
Pool # BV0273, 3.00%, 1/1/2052	189	158
Pool # BV4831, 3.00%, 2/1/2052	155	128
Pool # BV0295, 3.50%, 2/1/2052	407	357
Pool # BV6743, 4.50%, 5/1/2052	145	134
Pool # BV9515, 6.00%, 6/1/2052	138	137
Pool # BY4714, 5.00%, 6/1/2053	374	353
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	221	217
Pool # AM3010, 5.07%, 3/1/2028	203	202
Pool # BL8639, 1.09%, 4/1/2028	236	198
Pool # BS6144, 3.97%, 1/1/2029	490	462
Pool # AM5319, 4.34%, 1/1/2029	185	178
Pool # BS8149, 4.97%, 9/1/2029	300	295
Pool # BS0448, 1.27%, 12/1/2029	440	349
Pool # BL9748, 1.60%, 12/1/2029	138	113
Pool # AN7593, 2.99%, 12/1/2029	126	111
Pool # BL9252, 1.37%, 3/1/2030	147	117
Pool # AN8285, 3.11%, 3/1/2030	132	117
Pool # BS0154, 1.28%, 4/1/2030	96	75
Pool # AM8544, 3.08%, 4/1/2030	58	52
Pool # BL9251, 1.45%, 10/1/2030	355	279
Pool # BL4885, 2.55%, 10/1/2030	160	136
Pool # AM4789, 4.18%, 11/1/2030	84	78
Pool # BL9891, 1.37%, 12/1/2030	244	190
Pool # BS0025, 1.38%, 12/1/2030	556	438
Pool # BL9494, 1.46%, 12/1/2030	95	73
Pool # BS7290, 5.64%, 2/1/2031	498	507
Pool # BS6203, 4.26%, 4/1/2031	198	184
Pool # BS8442, 4.74%, 4/1/2031	649	627
Pool # BS2915, 1.87%, 5/1/2031	80	63
Pool # BS6802, 4.93%, 6/1/2031	539	525
Pool # BS8688, 4.68%, 8/1/2031	297	286
Pool # BS8686, 4.68%, 11/1/2031	290	279
Pool # BS4563, 2.01%, 1/1/2032	95	75
Pool # BS5580, 3.68%, 1/1/2032	370	331
Pool # BM7037, 1.75%, 3/1/2032 (h)	450	347
Pool # BS4654, 2.39%, 3/1/2032	340	278
Pool # BL5680, 2.44%, 3/1/2032	425	345
Pool # AN5952, 3.01%, 7/1/2032	132	114
Pool # AN5472, 3.09%, 7/1/2032	584	502
Pool # AN6149, 3.14%, 7/1/2032	595	506
Pool # BS5530, 3.30%, 7/1/2032	564	486
Pool # BS6095, 4.14%, 7/1/2032	180	166
Pool # BS6345, 3.91%, 8/1/2032	165	149

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM3226, 3.44%, 10/1/2032 (h)	585	520
Pool # BS6822, 3.81%, 10/1/2032	320	286
Pool # BS8528, 4.31%, 10/1/2032	670	623
Pool # BS6872, 4.41%, 10/1/2032	105	99
Pool # BS6926, 4.51%, 10/1/2032	145	137
Pool # BS6928, 4.55%, 10/1/2032	115	109
Pool # BS6915, 4.60%, 10/1/2032	343	326
Pool # BS6954, 4.93%, 10/1/2032	257	251
Pool # BS6819, 4.12%, 11/1/2032	375	344
Pool # BS6985, 4.92%, 11/1/2032	600	585
Pool # BS7090, 4.45%, 12/1/2032	615	579
Pool # BS7113, 4.90%, 12/1/2032	114	111
Pool # AN7923, 3.33%, 1/1/2033	250	214
Pool # BS8428, 4.41%, 1/1/2033	600	560
Pool # BS7398, 4.74%, 2/1/2033	285	274
Pool # BS5357, 3.41%, 3/1/2033	275	236
Pool # AN9067, 3.51%, 5/1/2033	140	122
Pool # BS8416, 4.56%, 5/1/2033	210	199
Pool # AN9752, 3.65%, 7/1/2033	615	543
Pool # BS5511, 3.45%, 8/1/2033	365	315
Pool # AN9753, 3.65%, 8/1/2033	450	397
Pool # BS5127, 3.15%, 9/1/2033	215	180
Pool # BS4197, 2.14%, 12/1/2033	250	194
Pool # BL1012, 4.03%, 12/1/2033	130	117
Pool # BL0900, 4.08%, 2/1/2034	100	90
Pool # AN0375, 3.76%, 12/1/2035	223	199
Pool # AN4430, 3.61%, 1/1/2037	206	186
Pool # BF0189, 3.00%, 6/1/2057	220	183
Pool # BF0230, 5.50%, 1/1/2058	534	533
Pool # BF0497, 3.00%, 7/1/2060	256	205
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2053 (i)	167	133
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	305	267
Pool # BR3929, 3.50%, 10/20/2050	196	172
Pool # BW1726, 3.50%, 10/20/2050	255	224
Pool # BS8546, 2.50%, 12/20/2050	624	499
Pool # BR3928, 3.00%, 12/20/2050	321	277
Pool # BU7538, 3.00%, 12/20/2050	213	184
Pool # 785294, 3.50%, 1/20/2051	609	522
Pool # CA8452, 3.00%, 2/20/2051	870	749
Pool # CB1543, 3.00%, 2/20/2051	585	496
Pool # CA3588, 3.50%, 2/20/2051	591	518
Pool # CB1536, 3.50%, 2/20/2051	633	559
Pool # CB1542, 3.00%, 3/20/2051	376	319
Pool # CC0070, 3.00%, 3/20/2051	91	79
Pool # CC8726, 3.00%, 3/20/2051	127	108
Pool # CC8738, 3.00%, 3/20/2051	159	135
Pool # CC8723, 3.50%, 3/20/2051	761	666

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CC0088, 4.00%, 3/20/2051	30	28
Pool # CC0092, 4.00%, 3/20/2051	73	66
Pool # CC8727, 3.00%, 4/20/2051	197	167
Pool # CC8739, 3.00%, 4/20/2051	546	465
Pool # CC8740, 3.00%, 4/20/2051	462	393
Pool # CC8751, 3.00%, 4/20/2051	101	86
Pool # CA3563, 3.50%, 7/20/2051	358	318
Pool # CE2586, 3.50%, 7/20/2051	528	462
Pool # CK1527, 3.50%, 12/20/2051	361	318
Pool # CJ8184, 3.50%, 1/20/2052	384	337
Pool # CK2660, 3.00%, 2/20/2052	242	205
Pool # CK2716, 3.50%, 2/20/2052	296	256
Pool # CU6748, 6.00%, 9/20/2053	385	382
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	233	218
Pool # CU1093, 5.50%, 6/20/2063	350	336
Pool # CV1712, 5.50%, 6/20/2063	175	168
Pool # CU1092, 6.00%, 6/20/2063	361	356
Pool # 785183, 2.93%, 10/20/2070 (h)	344	298
Total Mortgage-Backed Securities (Cost $41,756)		36,140
Asset-Backed Securities — 3.2%
ACC Auto Trust Series 2021-A, Class B, 1.79%, 4/15/2027 (d)	228	226
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	104	93
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.28%, 12/18/2037 (d) (h)	99	99
Series 2021-FL4, Class AS, 6.55%, 12/18/2037 (d) (h)	230	226
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (d) (g)	298	282
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	315	276
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	252	227
Series 2016-3, Class AA, 3.00%, 10/15/2028	178	160
Series 2021-1, Class B, 3.95%, 7/11/2030	305	265
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	250	237
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	100	91
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	335	303
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	140	127
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	120	103
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	100	86
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (d)	16	16
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (d)	143	134
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (d)	195	177
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (d)	296	263
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	181	169
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	91	82
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	175	157

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	393	330
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (d) (h)	179	175
CPS Auto Receivables Trust Series 2021-B, Class C, 1.23%, 3/15/2027 (d)	129	128
Credit Acceptance Auto Loan Trust Series 2020-2A, Class C, 2.73%, 11/15/2029 (d)	260	260
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (d)	11	11
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	35	30
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	205	180
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	227	200
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	30	28
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	92	84
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	77	76
DT Auto Owner Trust
Series 2021-2A, Class C, 1.10%, 2/16/2027 (d)	165	161
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	130	126
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	245	241
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	165	163
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	199	179
Exeter Automobile Receivables Trust
Series 2021-2A, Class C, 0.98%, 6/15/2026	168	165
Series 2022-5A, Class C, 6.51%, 12/15/2027	175	175
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	30	29
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	277	274
First Investors Auto Owner Trust Series 2021-1A, Class B, 0.89%, 3/15/2027 (d)	104	103
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	420	360
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (d)	140	127
Flagship Credit Auto Trust Series 2020-4, Class C, 1.28%, 2/16/2027 (d)	176	171
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	265	217
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 ‡ (d)	350	350
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	404	354
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	235	196
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	123	124
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	124	119
Lendingpoint Asset Securitization Trust Series 2021-B, Class B, 1.68%, 2/15/2029 (d)	74	73
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (d)	11	11
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (d)	32	31
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	425	376
MVW LLC Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	284	253
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (d)	219	215
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	185	172
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	154	140
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	403	367
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	65	64

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	185	185
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	120	102
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (d)	160	154
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	830	758
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 3/8/2029 (d)	22	21
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	200	193
Series 2021-3, Class A, 1.15%, 5/15/2029 (d)	14	14
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 9/25/2028 (d)	345	285
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (d) (h)	135	122
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (d) (g)	391	377
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (g)	291	272
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	178	162
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	130	118
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (d)	300	282
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	889	782
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (d) (h)	225	216
Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (g)	102	94
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	390	367
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (d)	210	204
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	608	560
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (d)	195	184
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	69	64
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (d)	334	326
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	63	60
Series 2019-2, Class B, 3.50%, 5/1/2028	128	115
Series 2016-2, Class A, 3.10%, 10/7/2028	76	65
Series 2018-1, Class A, 3.70%, 3/1/2030	197	169
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	32	31
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (d)	61	60
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (d) (g)	69	67
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (d) (g)	126	120
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (d) (g)	144	135
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (d) (g)	590	548
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (d) (g)	500	471
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (d) (g)	322	300
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (d) (g)	201	193
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (d) (g)	449	425
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (d) (g)	386	359
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	139	132

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	305	300
Total Asset-Backed Securities (Cost $21,559)		20,029
Collateralized Mortgage Obligations — 0.8%
Bayview Finance LLC, 4.00%, 7/12/2033 ‡	2	2
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.01%, 7/25/2043 (d) (h)	245	246
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (d) (h)	349	322
FHLMC, REMIC
Series 4065, Class QB, 3.00%, 6/15/2042	240	205
Series 4672, Class QB, 3.50%, 4/15/2047	300	257
Series 4910, Class LZ, 3.00%, 9/25/2049	452	254
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	143	147
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	54	54
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	123	115
Series 2018-56, Class VN, 3.50%, 5/25/2038	235	203
Series 2018-52, Class PZ, 4.00%, 7/25/2048	129	116
Series 2022-4, Class TA, 1.00%, 4/25/2051	327	250
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	283	283
GNMA
Series 2021-73, Class ZY, 3.00%, 4/20/2051	498	230
Series 2015-H11, Class FC, 5.76%, 5/20/2065 (h)	152	150
Series 2021-H14, Class YD, 7.79%, 6/20/2071 (h)	372	328
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (d) (g)	166	153
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (d) (h)	35	35
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	179	161
Series 2019-2, Class M55D, 4.00%, 8/25/2058	239	221
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	421	367
Series 2023-1, Class MT, 3.00%, 10/25/2062	409	332
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	715	564
Total Collateralized Mortgage Obligations (Cost $5,733)		4,995
Commercial Mortgage-Backed Securities — 0.5%
BPR Trust Series 2021-KEN, Class A, 6.70%, 2/15/2029 (d) (h)	200	198
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	230	206
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.11%, 7/25/2041 (d) (h)	321	301
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.73%, 7/25/2024 (h)	21,215	62
Series K-1511, Class A1, 3.28%, 10/25/2030	307	284
Series K-1510, Class A2, 3.72%, 1/25/2031	115	105
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	270	240
FNMA ACES
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	515	406
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (h)	275	256
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	46	43
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (h)	547	45

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (h)	210	186
Series 2015-K48, Class C, 3.77%, 8/25/2048 (d) (h)	15	14
Series 2016-K56, Class B, 4.09%, 6/25/2049 (d) (h)	165	156
Series 2017-K728, Class C, 3.77%, 11/25/2050 (d) (h)	75	73
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	360	281
Total Commercial Mortgage-Backed Securities (Cost $3,186)		2,856
Foreign Government Securities — 0.1%
Republic of Chile 2.55%, 1/27/2032	200	161
Republic of Panama 3.16%, 1/23/2030	200	168
Republic of Peru 2.78%, 12/1/2060	49	26
United Mexican States 3.50%, 2/12/2034	228	178
Total Foreign Government Securities (Cost $698)		533
Municipal Bonds — 0.0% (j) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $65)	65	62
	SHARES (000)
Short-Term Investments — 5.3%
Investment Companies — 5.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (k) (Cost $33,596)	33,596	33,596
Total Investments — 99.3% (Cost $625,935)		624,943
Other Assets Less Liabilities — 0.7%		4,124
NET ASSETS — 100.0%		629,067

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of September 30, 2023.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at September 30, 2023 is $218 or 0.03% of the Fund’s net
assets as of September 30, 2023.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2023.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2023.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	205	12/19/2023	USD	22,146	(412)
U.S. Treasury 5 Year Note	16	12/29/2023	USD	1,685	(17)
					(429)
Short Contracts
MSCI EAFE E-Mini Index	(62)	12/15/2023	USD	(6,329)	226
MSCI Emerging Markets E-Mini Index	(199)	12/15/2023	USD	(9,508)	339
S&P 500 E-Mini Index	(36)	12/15/2023	USD	(7,788)	332
					897
					468

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$18,761	$1,268	$20,029
Collateralized Mortgage Obligations	—	4,993	2	4,995
Commercial Mortgage-Backed Securities	—	2,856	—	2,856
Corporate Bonds	—	37,431	—	37,431
Exchange-Traded Funds	200,975	—	—	200,975
Foreign Government Securities	—	533	—	533
Investment Companies	248,319	—	—	248,319
Mortgage-Backed Securities	—	36,140	—	36,140
Municipal Bonds	—	62	—	62
U.S. Treasury Obligations	—	40,007	—	40,007
Short-Term Investments
Investment Companies	33,596	—	—	33,596
Total Investments in Securities	$482,890	$140,783	$1,270	$624,943
Appreciation in Other Financial Instruments
Futures Contracts	$897	$—	$—	$897
Depreciation in Other Financial Instruments
Futures Contracts	(429)	—	—	(429)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$468	$—	$—	$468
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$10,532	$960	$1,030	$(25)	$(504)	$9,933	214	$130	$—
JPMorgan BetaBuilders International Equity ETF (a)	74,616	—	967	(19)	(3,756)	69,874	1,341	299	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	5,474	—	—	—	(431)	5,043	65	47	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	78,011	4,567	19,082	(3,099)	202	60,599	1,370	678	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	18,412	—	—	—	(924)	17,488	232	64	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	15,707	1,019	965	(116)	(853)	14,792	277	78	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	663	—	291	(43)	38	367	9	8	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	67,891	2,248	2,056	(376)	(2,440)	65,267	9,486	732	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	336	5	—	—	(14)	327	58	5	—

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$10,519	$—	$—	$—	$(387)	$10,132	678	$—	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	129,746	3,450	4,896	222	(4,847)	123,675	1,923	491	—
JPMorgan High Yield Fund Class R6 Shares (a)	32,972	16,371	—	—	(425)	48,918	7,954	786	—
JPMorgan Inflation Managed Bond ETF (a)	23,376	—	—	—	(497)	22,879	506	214	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	37,443	48,038	51,885	—	—	33,596	33,596	486	—
Total	$505,698	$76,658	$81,172	$(3,456)	$(14,838)	$482,890		$4,018	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.